Cover	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--12-31
Registrant name	LI-CYCLE HOLDINGS CORP.
Amendment flag	false
Central index key	0001828811
Document fiscal year focus	2023
Document fiscal period focus	Q3